Schedule of Investments (unaudited)
July 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
United States — 0.0%
Federal National Mortgage Association-ACES, Series 2017, Class A2, 2.97%, 09/25/27(a)	$60	$58,672
Total Collateralized Mortgage Obligations — 0.0% (Cost: $58,272)		58,672
Corporate Bonds & Notes
Australia — 0.8%
MTR Corp. CI Ltd., 2.50%, 11/02/26(b)	1,100	1,076,337
Norinchukin Bank (The), 1.28%, 09/22/26(c)	780	750,146
Principal Life Global Funding II, 1.25%, 08/16/26(c)	1,045	1,011,096
WP Carey Inc., 2.45%, 02/01/32	606	519,645
		3,357,224
Brazil — 0.5%
Suzano Austria GmbH, 5.75%, 07/14/26(b)	830	837,634
Suzano International Finance BV, 5.50%, 01/17/27	1,285	1,299,596
		2,137,230
Canada — 1.5%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51(c)	570	387,789
Brookfield Finance Inc., 2.72%, 04/15/31	905	816,211
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25(d)	810	803,137
Manulife Financial Corp., 3.70%, 03/16/32	1,285	1,214,056
Royal Bank of Canada, 1.15%, 07/14/26	1,349	1,308,393
Southern Power Co., 0.90%, 01/15/26	717	704,539
Toronto-Dominion Bank (The), 5.26%, 12/11/26	1,077	1,088,679
		6,322,804
Chile — 0.6%
Colbun SA, 3.15%, 01/19/32(b)	940	837,538
Engie Energia Chile SA, 6.38%, 04/17/34(b)	800	837,773
Inversiones CMPC SA, 4.38%, 04/04/27(b)(d)	780	774,062
		2,449,373
China — 3.6%
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(b)	400	394,133
2.00%, 01/18/27(b)	600	579,962
Amipeace Ltd., 1.75%, 11/09/26(b)	700	677,526
Baidu Inc., 2.38%, 08/23/31(d)	1,105	980,529
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(b)	1,200	1,173,920
Bank of China Ltd./Paris, 4.75%, 11/23/25(b)	600	600,202
Chengdu Tianfu New Area Investment Group Co. Ltd., 5.45%, 04/10/27(b)	200	201,290
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(b)	1,400	1,400,000
5.00%, 11/30/26(b)	800	806,125
China Construction Bank Corp./Sydney, 4.50%, 05/31/26(b)	800	800,524
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(b)	500	482,981
Henan Railway Construction & Investment Group Co. Ltd., 4.80%, 01/10/28(b)	800	799,964
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(b)	1,800	1,740,569
5.38%, 10/25/26(b)	1,900	1,920,753
Lenovo Group Ltd., 6.54%, 07/27/32(b)	1,005	1,079,091
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	660	510,096
Security	Par (000)	Value
China (continued)
Xingcheng Bvi Ltd., 2.38%, 10/08/26(b)	$600	$579,107
		14,726,772
Denmark — 0.3%
AP Moller - Maersk A/S, 5.88%, 09/14/33(c)(d)	1,305	1,380,269
France — 0.9%
BNP Paribas SA, 1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(c)	1,745	1,698,084
Electricite de France SA, 3.63%, 10/13/25(c)	2,140	2,133,671
		3,831,755
Germany — 4.3%
Deutsche Bank AG/New York, 1.69%, 03/19/26	1,420	1,394,443
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	3,372	2,865,611
1.00%, 10/01/26	4,711	4,543,666
1.75%, 09/14/29	3,412	3,128,855
4.38%, 02/28/34	3,570	3,584,244
RWE Finance U.S. LLC, 5.88%, 04/16/34(c)	1,850	1,912,423
		17,429,242
Hong Kong — 1.4%
CMB International Leasing Management Ltd., 1.75%, 09/16/26(b)	400	387,428
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31(b)	700	610,490
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(b)	1,300	1,263,513
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(b)	900	885,598
MTR Corp. Ltd., 1.63%, 08/19/30(b)	2,080	1,844,546
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(b)	900	874,727
		5,866,302
Hungary — 0.3%
MVM Energetika Zrt, 7.50%, 06/09/28(b)	1,300	1,365,356
India — 1.4%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(b)	890	822,966
3.84%, 12/13/27(b)	1,000	980,843
Power Finance Corp. Ltd., 3.75%, 12/06/27(b)	700	684,514
REC Ltd.
3.88%, 07/07/27(b)	900	885,589
4.75%, 09/27/29(b)	840	838,662
5.63%, 04/11/28(b)	1,400	1,429,407
		5,641,981
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	730	737,178
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	1,400	1,322,963
		2,060,141
Ireland — 0.4%
Bank of Ireland Group PLC, 6.25%, 09/16/26, (1-year CMT + 2.650%)(a)(c)	1,650	1,652,876
Japan — 3.9%
Aozora Bank Ltd.
5.90%, 03/02/26(b)	400	401,705
5.90%, 09/08/26(b)	500	504,135
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(b)	700	690,295

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Honda Motor Co. Ltd.
2.53%, 03/10/27(d)	$1,923	$1,866,172
2.97%, 03/10/32	1,419	1,269,526
Marubeni Corp., 1.58%, 09/17/26(b)	900	869,534
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(c)	575	495,843
Mizuho Financial Group Inc.
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	895	852,515
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	2,525	2,610,329
Norinchukin Bank (The)
4.87%, 09/14/27(c)(d)	775	776,705
5.09%, 10/16/29(c)(d)	900	908,377
5.43%, 03/09/28(c)	1,060	1,077,587
Sumitomo Mitsui Financial Group Inc., 2.47%, 01/14/29	905	847,255
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(c)(d)	795	779,981
2.80%, 03/10/27(c)	890	867,025
5.50%, 03/09/28(c)(d)	1,015	1,040,996
		15,857,980
Kuwait — 0.2%
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(b)	900	924,785
Netherlands — 2.1%
ABN AMRO Bank NV, 2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(c)	1,685	1,571,963
Cooperatieve Rabobank UA
1.00%, 09/24/26, (1-year CMT + 0.730%)(a)(c)	1,515	1,506,315
1.11%, 02/24/27, (1-year CMT + 0.550%)(a)(c)(d)	1,725	1,690,582
ING Groep NV, 4.63%, 01/06/26(c)	1,965	1,964,762
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(c)(d)	2,030	2,004,700
		8,738,322
Portugal — 0.3%
EDP Finance BV, 1.71%, 01/24/28(c)	1,425	1,333,423
Qatar — 0.2%
QNB Finance Ltd., 1.63%, 09/22/25(b)	1,000	995,055
Saudi Arabia — 5.2%
Gaci First Investment Co.
4.75%, 02/14/30(b)	2,900	2,912,037
4.88%, 02/14/35(b)	3,700	3,639,374
5.00%, 10/13/27(b)	2,000	2,017,471
5.13%, 02/14/53(b)	3,100	2,678,323
5.25%, 10/13/32(b)	2,920	2,982,959
5.38%, 10/13/2122(b)	800	666,173
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(b)	1,200	1,196,250
2.41%, 09/17/30(b)	1,100	977,522
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(b)	2,150	2,125,736
5.49%, 02/18/35(b)	2,200	2,253,889
		21,449,734
South Korea — 3.1%
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(b)	600	604,862
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(b)	625	630,906
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	925	908,781
2.50%, 01/24/27(b)	450	435,843
Security	Par (000)	Value
South Korea (continued)
Kia Corp.
1.75%, 10/16/26(b)	$750	$724,246
2.75%, 02/14/27(b)	530	515,041
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(b)	980	989,674
LG Chem Ltd., 3.63%, 04/15/29(b)	945	903,795
LG Energy Solution Ltd.
5.38%, 07/02/29(b)	1,485	1,508,742
5.50%, 07/02/34(b)	770	762,260
5.63%, 09/25/26(b)	825	832,615
5.75%, 09/25/28(b)	925	948,339
5.88%, 04/02/35(b)	1,300	1,321,049
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(b)(d)	890	851,270
SK Battery America Inc., 4.88%, 01/23/27(b)	600	601,088
		12,538,511
Supranational — 0.5%
New Development Bank (The), 5.13%, 04/26/26(b)	1,900	1,904,005
Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(c)	1,540	1,486,928
United Arab Emirates — 6.3%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(b)	900	899,692
5.50%, 01/12/29(b)	900	928,807
Abu Dhabi Future Energy Co Pjsc Masdar
4.88%, 07/25/29(b)	900	910,334
4.88%, 07/25/33(b)	1,400	1,391,054
5.25%, 07/25/34(b)	900	917,038
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 05/21/30(b)	850	859,876
5.38%, 05/21/35(b)	800	817,158
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33(b)	1,750	1,734,491
4.75%, 03/09/37(b)	1,600	1,536,674
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(b)	700	725,442
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(b)	700	694,031
5.25%, 03/25/35(b)	400	405,170
5.50%, 05/16/34(b)	1,700	1,754,064
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(b)	800	815,190
DP World Crescent Ltd., 5.50%, 09/13/33(b)	2,600	2,670,381
Emirates NBD Bank PJSC, 5.88%, 10/11/28(b)	1,300	1,353,620
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(b)	1,200	1,208,121
5.13%, 10/13/27(b)	1,175	1,192,165
MAF Sukuk Ltd.
3.93%, 02/28/30(b)	1,000	970,468
4.64%, 05/14/29(b)	1,400	1,394,777
5.00%, 06/01/33(b)	600	603,629
National Central Cooling Co. PJSC, 5.28%, 03/05/30(b)	1,000	1,017,724
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	1,099	903,948
		25,703,854
United States — 36.0%
AES Andes SA, 6.30%, 03/15/29(b)	750	775,215
AES Corp. (The)
1.38%, 01/15/26	1,388	1,365,793
2.45%, 01/15/31(d)	1,853	1,637,591
5.45%, 06/01/28	1,530	1,553,955

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32	$1,550	$1,283,344
2.95%, 03/15/34	1,327	1,118,704
3.80%, 04/15/26(d)	729	724,562
4.75%, 04/15/35(d)	1,022	976,956
American Homes 4 Rent LP, 5.50%, 02/01/34	1,032	1,048,924
Apple Inc., 3.00%, 06/20/27	1,930	1,893,376
Arizona Public Service Co., 2.65%, 09/15/50	709	417,456
AvalonBay Communities Inc.
1.90%, 12/01/28(d)	878	813,329
2.05%, 01/15/32(d)	1,175	1,009,146
Avangrid Inc., 3.80%, 06/01/29	1,405	1,369,698
Boston Properties LP
2.45%, 10/01/33	1,440	1,155,432
2.55%, 04/01/32	1,420	1,202,821
3.40%, 06/21/29	1,800	1,706,349
4.50%, 12/01/28	1,765	1,748,086
6.50%, 01/15/34(d)	1,420	1,519,637
6.75%, 12/01/27	1,285	1,343,280
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61(d)	1,300	884,399
Series 20A, 3.35%, 04/01/30	1,072	1,027,949
Series 20B, 3.95%, 04/01/50	1,795	1,391,505
Dominion Energy Inc., Series C, 2.25%, 08/15/31	1,461	1,269,059
DTE Electric Co.
3.95%, 03/01/49	1,166	913,642
Series A, 1.90%, 04/01/28	1,062	999,199
Series A, 4.05%, 05/15/48	916	736,439
Series B, 3.25%, 04/01/51	745	507,699
Series B, 3.65%, 03/01/52	789	577,156
Duke Energy Carolinas LLC, 3.95%, 11/15/28	1,095	1,085,674
Duke Energy Florida LLC, 2.50%, 12/01/29	1,215	1,125,473
Duke Energy Progress LLC
3.45%, 03/15/29	1,028	997,413
5.10%, 03/15/34	895	903,320
Equinix Inc.
1.00%, 09/15/25	1,353	1,346,166
1.55%, 03/15/28	1,192	1,107,257
2.50%, 05/15/31	1,820	1,612,171
3.90%, 04/15/32	2,150	2,028,509
ERP Operating LP
1.85%, 08/01/31(d)	834	717,694
4.15%, 12/01/28	706	702,434
Evergy Kansas Central Inc., 2.55%, 07/01/26	591	581,603
Federal Realty OP LP
1.25%, 02/15/26	777	762,234
5.38%, 05/01/28	573	585,090
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	963	929,185
Ford Motor Co.
3.25%, 02/12/32	4,522	3,832,002
6.10%, 08/19/32(d)	3,002	3,002,689
General Motors Co.
5.40%, 10/15/29(d)	1,731	1,770,639
5.60%, 10/15/32(d)	2,266	2,310,227
Georgia Power Co., 3.25%, 04/01/26(d)	597	591,989
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	1,645	1,629,918
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(c)	1,702	1,669,092
3.75%, 09/15/30(c)(d)	634	576,107
Security	Par (000)	Value
United States (continued)
8.00%, 06/15/27(c)(d)	$1,392	$1,443,638
Healthpeak OP LLC
1.35%, 02/01/27	887	846,672
2.13%, 12/01/28	893	826,745
Host Hotels & Resorts LP
5.70%, 07/01/34	1,030	1,034,754
Series H, 3.38%, 12/15/29(d)	1,113	1,043,846
Series I, 3.50%, 09/15/30(d)	1,748	1,620,777
Series J, 2.90%, 12/15/31	466	407,147
Interstate Power & Light Co.
3.50%, 09/30/49	583	408,618
3.60%, 04/01/29(d)	661	642,216
4.10%, 09/26/28	880	870,511
JPMorgan Chase & Co., 6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	3,689	3,755,865
Kilroy Realty LP
2.50%, 11/15/32	690	556,373
2.65%, 11/15/33	762	603,409
4.75%, 12/15/28	665	658,341
Kimco Realty OP LLC, 2.70%, 10/01/30	855	781,382
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(c)	1,008	880,983
MidAmerican Energy Co.
2.70%, 08/01/52	1,165	716,087
3.10%, 05/01/27	792	777,040
3.15%, 04/15/50	1,318	887,361
3.65%, 04/15/29	1,390	1,358,428
3.65%, 08/01/48	1,160	860,925
3.95%, 08/01/47	842	659,502
4.25%, 07/15/49	1,512	1,226,478
5.30%, 02/01/55	1,020	965,674
5.35%, 01/15/34	595	612,221
5.85%, 09/15/54	1,725	1,765,618
New York State Electric & Gas Corp.
5.30%, 08/15/34(c)	864	874,525
5.65%, 08/15/28(c)(d)	580	600,330
5.85%, 08/15/33(c)(d)	752	789,177
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28	2,543	2,377,395
Niagara Mohawk Power Corp.
1.96%, 06/27/30(c)	950	838,811
5.78%, 09/16/52(c)	900	870,002
NiSource Inc., 5.00%, 06/15/52	646	569,620
Norinchukin Bank (The), 2.08%, 09/22/31(c)(d)	840	711,343
Northern States Power Co./MN
2.25%, 04/01/31	730	653,774
2.60%, 06/01/51(d)	928	558,563
2.90%, 03/01/50(d)	920	597,504
3.20%, 04/01/52	779	526,656
4.50%, 06/01/52	1,275	1,075,664
5.40%, 03/15/54	1,213	1,172,791
NSTAR Electric Co.
3.10%, 06/01/51	532	349,594
3.25%, 05/15/29	745	714,872
3.95%, 04/01/30	718	700,709
4.95%, 09/15/52	706	626,945
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	666	640,549
Pacific Life Global Funding II, 1.38%, 04/14/26(c)	1,405	1,375,101
PacifiCorp
2.90%, 06/15/52	1,713	1,012,319
5.50%, 05/15/54	2,081	1,900,919
Piedmont Operating Partnership LP, 3.15%, 08/15/30	455	405,134

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
PNC Financial Services Group Inc. (The), 4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)	$2,275	$2,275,279
Prologis LP
1.25%, 10/15/30	1,291	1,097,791
4.63%, 01/15/33	1,218	1,204,797
Prudential Financial Inc., 1.50%, 03/10/26(d)	896	879,878
Public Service Co. of Colorado
3.70%, 06/15/28	681	670,688
4.10%, 06/15/48	560	432,765
5.75%, 05/15/54(d)	1,331	1,314,489
Series 34, 3.20%, 03/01/50	873	577,296
Series 36, 2.70%, 01/15/51	630	370,654
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31	678	587,334
Series K, 3.15%, 08/15/51	675	421,968
Puget Sound Energy Inc.
5.45%, 06/01/53	629	596,213
5.69%, 06/15/54	771	758,954
Rexford Industrial Realty LP, 2.15%, 09/01/31	660	563,876
RWE Finance U.S. LLC, 6.25%, 04/16/54(c)(d)	1,705	1,710,574
Solar Star Funding LLC, 5.38%, 06/30/35(c)(d)	1,131	1,159,695
Southern Power Co., 4.15%, 12/01/25	1,015	1,013,010
Southwestern Electric Power Co., 3.25%, 11/01/51	1,202	776,473
Southwestern Public Service Co.
3.75%, 06/15/49	540	388,884
Series 8, 3.15%, 05/01/50	977	628,585
Toyota Motor Credit Corp., 2.15%, 02/13/30	1,351	1,224,325
Tucson Electric Power Co., 1.50%, 08/01/30(d)	496	426,921
UDR Inc.
1.90%, 03/15/33	655	524,423
3.10%, 11/01/34	560	473,514
Union Electric Co., 2.63%, 03/15/51	985	583,711
Union Pacific Corp., 4.95%, 09/09/52(d)	1,171	1,062,170
Verizon Communications Inc.
1.50%, 09/18/30(d)	1,953	1,679,901
2.85%, 09/03/41	1,757	1,241,481
3.88%, 02/08/29	1,696	1,669,387
3.88%, 03/01/52(d)	1,752	1,298,968
5.05%, 05/09/33(d)	1,800	1,814,867
5.50%, 02/23/54(d)	1,775	1,706,935
Welltower OP LLC
2.70%, 02/15/27	1,005	980,511
3.85%, 06/15/32	922	875,102
Wisconsin Electric Power Co., 4.75%, 09/30/32(d)	855	861,212
Wisconsin Power and Light Co.
1.95%, 09/16/31	564	482,720
3.95%, 09/01/32	1,050	992,476
4.95%, 04/01/33	561	560,567
5.38%, 03/30/34	552	565,377
Wisconsin Public Service Corp., 2.85%, 12/01/51(d)	860	531,153
Xylem Inc./New York
1.95%, 01/30/28	925	874,778
2.25%, 01/30/31(d)	930	820,360
		147,670,557
Total Corporate Bonds & Notes — 74.7% (Cost: $313,052,354)		306,824,479
Security	Par (000)	Value
Foreign Government Obligations(e)
Canada — 0.9%
CDP Financial Inc., 1.00%, 05/26/26(c)	$1,950	$1,898,510
Export Development Canada, 4.75%, 06/05/34	1,835	1,881,661
		3,780,171
Chile — 1.3%
Chile Government International Bond
2.55%, 01/27/32	2,629	2,302,828
3.50%, 01/25/50	4,075	2,874,215
		5,177,043
Denmark — 0.4%
Kommunekredit, 5.13%, 11/01/27(b)	1,800	1,840,435
Finland — 0.4%
Kuntarahoitus OYJ, 3.63%, 10/09/29(c)	1,600	1,574,058
Hong Kong — 4.5%
Airport Authority
1.75%, 01/12/27(c)	1,720	1,658,735
4.75%, 01/12/28(c)	1,680	1,698,178
Hong Kong Government International Bond
0.63%, 02/02/26(c)	2,335	2,294,643
1.38%, 02/02/31(c)	1,460	1,268,881
1.75%, 11/24/31(b)	1,600	1,396,723
2.38%, 02/02/51(c)	800	497,718
4.00%, 06/07/28(c)(d)	1,250	1,248,556
4.00%, 06/07/33(c)	1,650	1,600,955
4.25%, 06/07/26(c)	800	800,848
4.25%, 07/24/27(c)	1,900	1,909,154
4.38%, 01/11/26(c)	30	30,028
4.50%, 01/11/28(c)(d)	1,710	1,728,130
4.63%, 01/11/33(c)	1,500	1,516,567
5.25%, 01/11/53(c)	820	848,938
		18,498,054
Indonesia — 1.1%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(b)(d)	2,280	1,628,521
4.70%, 06/06/32(b)	2,500	2,495,996
5.50%, 07/02/54(b)	480	470,140
		4,594,657
Israel — 0.8%
Israel Government International Bond, 4.50%, 01/17/33(d)	3,475	3,320,354
Japan — 0.7%
Japan Bank for International Cooperation
1.63%, 01/20/27	1,335	1,285,397
4.38%, 10/05/27	750	753,741
4.88%, 10/18/28(d)	850	869,916
		2,909,054
Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(b)	1,040	1,038,953
Qatar — 1.1%
Qatar Government International Bond
4.63%, 05/29/29(b)	1,800	1,827,736
4.75%, 05/29/34(b)	2,600	2,657,930
		4,485,666
Senegal — 3.8%
European Investment Bank
0.63%, 10/21/27	585	543,975

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Senegal (continued)
3.75%, 02/14/33	$8,640	$8,390,204
4.38%, 10/10/31	6,602	6,710,807
		15,644,986
South Korea — 0.9%
Export-Import Bank of Korea
1.75%, 10/19/28(b)	1,455	1,345,672
2.13%, 01/18/32(d)	1,980	1,708,708
Korea Hydro & Nuclear Power Co. Ltd., 5.00%, 07/18/28(b)	800	811,400
		3,865,780
Supranational — 6.2%
Arab Energy Fund (The), 1.48%, 10/06/26(c)	1,140	1,100,290
Arab Petroleum Investments Corp., 5.43%, 05/02/29(c)	1,200	1,236,313
Asian Development Bank
1.75%, 08/14/26	1,005	980,408
2.38%, 08/10/27(d)	867	840,119
3.13%, 09/26/28	1,445	1,410,707
CIF Capital Markets Mechanism PLC, 4.75%, 01/22/28(b)	1,000	1,014,418
European Investment Bank
0.75%, 09/23/30	2,756	2,343,128
1.63%, 10/09/29	1,884	1,716,297
1.63%, 05/13/31	3,670	3,214,505
2.13%, 04/13/26(d)	2,810	2,768,646
2.38%, 05/24/27	2,796	2,716,217
International Bank for Reconstruction & Development, 3.13%, 11/20/25	1,505	1,498,833
International Finance Corp., 2.13%, 04/07/26	2,230	2,197,407
New Development Bank (The), 4.68%, 11/07/27(b)	2,400	2,418,286
		25,455,574
Total Foreign Government Obligations — 22.4% (Cost: $94,542,039)		92,184,785
Municipal Debt Obligations
United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)	460	387,414
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	500	419,785
Security	Par (000)	Value
United States (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	$380	$383,608
University of Michigan RB, Class B, 3.50%, 04/01/52	600	434,498
Total Municipal Debt Obligations — 0.4% (Cost: $1,885,498)		1,625,305
Total Long-Term Investments — 97.5% (Cost: $409,538,163)		400,693,241
	Shares
Short-Term Securities
Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	26,484,243	26,494,837
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	5,850,000	5,850,000
Total Short-Term Securities — 7.9% (Cost: $32,335,277)		32,344,837
Total Investments — 105.4% (Cost: $441,873,440)		433,038,078
Liabilities in Excess of Other Assets — (5.4)%		(22,347,482)
Net Assets — 100.0%		$410,690,596

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® USD Green Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,416,643	$—	$(7,913,295)(a)	$(1,690)	$(6,821)	$26,494,837	26,484,243	$85,271 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,030,000	—	(4,180,000)(a)	—	—	5,850,000	5,850,000	141,521	—
				$(1,690)	$(6,821)	$32,344,837		$226,792	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$58,672	$—	$58,672
Corporate Bonds & Notes	—	306,824,479	—	306,824,479
Foreign Government Obligations	—	92,184,785	—	92,184,785
Municipal Debt Obligations	—	1,625,305	—	1,625,305
Short-Term Securities
Money Market Funds	32,344,837	—	—	32,344,837
	$32,344,837	$400,693,241	$—	$433,038,078

Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® USD Green Bond ETF

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company

RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate